Insurance (Insurance Liabilities Assumptions and Ratios - Narrative) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability for Future Policy Benefits and Policyholder Account Balances [Abstract]
Participating business as a percentage of gross life insurance policies in-force	4.00%	4.00%
Participating business as a percentage of the gross life insurance premiums	16.00%	17.00%	17.00%
Domestic Business | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for individual and group traditional fixed annuities after annuitization	2.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for non-medical health insurance	4.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for disabled lives	2.00%
Interest rate range credited to policyholder account balances	1.00%
Domestic Business | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for individual and group traditional fixed annuities after annuitization	11.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for non-medical health insurance	7.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for disabled lives	8.00%
Interest rate range credited to policyholder account balances	13.00%
Domestic Business | Participating Life Insurance Policies | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies	3.00%
Domestic Business | Participating Life Insurance Policies | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies	7.00%
Domestic Business | Nonparticipating Life Insurance Policies | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies	2.00%
Domestic Business | Nonparticipating Life Insurance Policies | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies	11.00%
International Business | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for individual and group traditional fixed annuities after annuitization	1.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for disabled lives	1.00%
Interest rate range credited to policyholder account balances	1.00%
International Business | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for individual and group traditional fixed annuities after annuitization	12.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for disabled lives	9.00%
Interest rate range credited to policyholder account balances	15.00%
International Business | Participating Life Insurance Policies | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies	1.00%
International Business | Participating Life Insurance Policies | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies	11.00%
International Business | Nonparticipating Life Insurance Policies | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies	1.00%
International Business | Nonparticipating Life Insurance Policies | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies	13.00%